SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Freight App Inc [Member]
SHARE-BASED COMPENSATION

NOTE 8 – SHARE-BASED COMPENSATION

The Company has a Stock Incentive Plan (the “Plan”) under which the Company may grant restricted stock awards and stock options for up to 3,500,000 common shares. Both incentive stock options and non-qualified stock options expire ten years from the date of the grant.

Stock Options

The following table summarizes stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2020	94,753	$0.52
Granted	1,662,716	0.25
Forfeited/Expired	(189,853)	0.38
Exercised	(1,753)	0.25
Balance at December 31, 2020	1,565,863	0.25	5.92	-
Granted	1,185,308	1.45
Forfeited/Expired	(8,839)	0.25
Exercised	-	-
Balance at December 31, 2021	2,742,332	0.77	6.58	$854,217
Exercisable at December 31, 2021	1,527,994	$0.53	4.93	$ 640,828.

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 8 – SHARE-BASED COMPENSATION (CONTINUED)

The following table summarizes the Company’s non-vested stock options.

	Non-vested Options Outstanding	Weighted-Average Grant Date Fair Value
At January 1, 2020	51,462	$0.25
Options granted	1,662,716	0.25
Options forfeited/cancelled	(189,853)	0.25
Options exercised	(1,753)	-
Options vested	(860,034)	0.15
At December 31, 2020	662,538	0.19
Options granted	1,185,308	0.26
Options forfeited/cancelled	(8,839)	0.19
Options exercised	-	-
Options vested	(624,668)	0.29
At December 31, 2021	1,214,339	$0.34

For the years ended December 31, 2021 and 2020, the Company recognized $171,500 and $160,638 of stock compensation expense, respectively, relating to vested stock options. As of December 31, 2021, there was $418,077 of unrecognized stock compensation expense related to non-vested stock options granted under the Plan, which is expected to be recognized over a weighted-average period of four years.

Restricted Stock Awards

From time-to-time the Company issues time-based restricted stock awards (“RSAs”) under the Plan. The fair value of the nonvested shares are measured at the market price of a share on the date of grant and will be recognized as share-based compensation expense over the requisite service period. Grants vest over a period ranging from one to four years based on continued employment or service. The shares of common stock underlying the RSAs are not considered issued and outstanding until vested.

The following table summarizes the restricted stock awards activity:

	Restricted Stock Awards	Weighted-Average Grant Date Fair Value Per Share
At December 31, 2020	-	$-
Granted	175,332	0.80
Forfeited	(5,000)	0.80
Exercised	-	-
Vested	(78,631)	0.80
Outstanding non-vested at December 31, 2021	91,701	$0.80

For the year ended December 31, 2021, the Company recognized $63,905 of stock compensation expense relating to RSAs. As of December 31, 2021, there was $73,361 of unrecognized share-based compensation expense related to non-vested RSAs, which is expected to be recognized over a weighted average period of three years.

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020